TAXES ON INCOME: - Net Operating Loss Carryforward (Details) $ in Millions	Dec. 31, 2021 USD ($)
Israel
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward	$ 17
Foreign jurisdictions
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward	$ 13